COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	May 31, 2025	Mar. 20, 2025	Feb. 26, 2025	Oct. 21, 2024	Feb. 28, 2025	May 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Loss Contingencies [Line Items]
Damages sought						$ 507,573
Damages awarded value						85,000
Increase in accrued expenses						155,800
Damages paid value					$ 240,800
Montly rent							$ 154,682	$ 96,173	$ 256,620	$ 193,095
operating lease remaining lease term							6 years 9 months 18 days		6 years 9 months 18 days
Operating lease term discount rate							9.80%		9.80%
Lease payments				$ 11,884
Operating lease liabilities				988,436			$ 2,158,233		$ 2,158,233		$ 907,450	$ 284,115
Improvement of allowance				$ 280,115
Operating lease rights of use assets							324,104		324,104
Operating lease liability							$ 380,823		$ 380,823
Minimum [Member]
Loss Contingencies [Line Items]
Montly rent	$ 3,650	$ 7,500
Maximum [Member]
Loss Contingencies [Line Items]
Montly rent	$ 6,878	$ 9,800
Customer Service Agreement [Member]
Loss Contingencies [Line Items]
Damages sought						507,573
Damages awarded value						$ 85,000
Litigation settlement, fee expense											155,800
Increase in accrued expenses											$ 155,800
Customer Service Agreement [Member] | Subsequent Event [Member]
Loss Contingencies [Line Items]
Litigation settlement, fee expense					$ 240,800
Damages paid value			$ 240,800